Commitments, Contingencies and Guarantees - Narrative (Details) RON in Millions, $ in Millions, $ in Millions	1 Months Ended	12 Months Ended	49 Months Ended	60 Months Ended
	Mar. 31, 2019	Dec. 31, 2023 USD ($)	Jun. 30, 2034 CAD ($)	Jun. 30, 2029 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 RON
Lessee, Leases, Description [Line Items]
Capital expenditures principally for machinery and equipment		$ 125.2
Purchase orders issued for capital expenditures		22.9
Capital commitments		8.0
Letters of credit outstanding		$ 27.0			$ 41.8
Lease term (in years)	10 years
Initial basic rent expense, term (in years)		5 years
Basic rent expense, term two (in years)		5 years
Customers | 2027
Lessee, Leases, Description [Line Items]
Annual rental amounts on leases not yet commenced		$ 0.9
Customers | 2028
Lessee, Leases, Description [Line Items]
Annual rental amounts on leases not yet commenced		1.3
Customers | Thereafter
Lessee, Leases, Description [Line Items]
Annual rental amounts on leases not yet commenced		4.3
Guarantees
Lessee, Leases, Description [Line Items]
Estimated financial effect of contingent liabilities		27.0			41.8
Guarantees | Revolving Credit Facility
Lessee, Leases, Description [Line Items]
Letters of credit outstanding		$ 10.5			$ 18.0
Additional income and value-added taxes on subsidiaries
Lessee, Leases, Description [Line Items]
Estimated financial effect of contingent liabilities						$ 7.0	RON 31
Forecast | Operating Lease
Lessee, Leases, Description [Line Items]
Annual rental amounts on leases not yet commenced			$ 2.2	$ 2.1